Note 8 - Patents and Licenses (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
		Customer
	Technology	Relationships	Total
Cost
Balance, December 31, 2017 and 2018	$714,000	$186,131	$900,131
Impairment	(714,000)	-	(714,000)
Disposals (1)	-	(186,131)	(186,131)
Balance, December 31, 2019	-	-	-

Accumulated Amortization
Balance, January 1, 2017	-	23,266	23,266
Amortization for the year	-	37,228	37,228
Balance, December 31, 2017	-	60,494	60,494
Amortization for the year	-	37,228	37,228
Balance, December 31, 2018	-	97,722	97,722
Disposals (1)	-	(97,722)	(97,722)
Balance, December 31, 2019	-	-	-
Carrying Amounts
At December 31, 2017	$714,000	$125,637	$839,637
At December 31, 2018	$714,000	$88,409	$802,409
At December 31, 2019	$-	$-	$-

Patents and licenses [member]
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
Cost
Balance, January 1, 2017	$609,887
Additions	60,543
Balance, December 31, 2017	670,430
Additions	67,608
Effect of changes in foreign exchange rates	(352)
Balance, December 31, 2018	737,686
Additions	77,037
Disposals (1)	(29,696)
Balance, December 31, 2019	785,027

Accumulated Amortization
Balance, January 1, 2017	160,211
Amortization	53,969
Balance, December 31, 2017	214,180
Amortization	56,792
Balance, December 31, 2018	270,972
Amortization	61,671
Balance, December 31, 2019	332,643

Carrying Amounts
At December 31, 2017	$456,250
At December 31, 2018	$466,714
At December 31, 2019	$452,384